Segment Information - Schedule of Revenue Derived from Segments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geo Segment [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue		$ 554,286	$ 693,219	$ 726,285
Geo Segment [Member] | Broadcast [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue		274,414	331,842	358,661
Geo Segment [Member] | Enterprise [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	[1]	267,768	348,823	356,100
Geo Segment [Member] | Consulting and Other [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	[1]	12,104	12,554	11,524
Leo Segment [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue		16,758	10,942	32,884
Leo Segment [Member] | Enterprise [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	[1]			20,026
Leo Segment [Member] | Consulting and Other [Member]
Schedule of Revenue Derived from Segments [Line Items]
Revenue	[1]	$ 16,758	$ 10,942	$ 12,858

[1]	Revenue between Enterprise and Consulting and other were reclassified to correspond to the presentation in the current year.